Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.38

								Origination Values																														Post-Closing Values
Seller Loan ID	Purchaser Loan ID	Origination Date	Original Loan Amount	Value used for LTV calculation	Sales Price	Appraisal Waiver Form	Property Inspection Waiver	Appraisal Value(s)					BPO Values				AVM Values						Desk Review Values					Field Review Values					2055 Values					BPO Values				AVM Values					Desk Review Values					Field Review Values					2055 Values					Collateral Underwriter Risk Score	Loan Collateral Advisor Risk Score	Valuation Comments
								Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Second Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	AVM Product Name	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Value	Variance Amount	Variance(%)	Appraisal Date	Confidence Score of AVM	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date	Value	Variance Amount	Variance(%)	Company	Appraisal Date
XXX	2025070633	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	XXX	0.00%	Clear Capital	XXX	1.0	XXX - "According to the XXX Records the lot is XXX and the XXX is on common ground, but allowed to be used by the adjoining, subject's, XXX."
--Appraiser comments address the issues. Review noted that there was no value given for the XXX.
																																																																; pg XXX
XXX	2025070632	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.6	2.5	XXX
XXX	2025070628	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.5	4.0
XXX	2025070631	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			2.6	3.5
XXX	2025070630	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	ClearCapital	XXX																																			2.9	2.5	XXX
XXX	2025070629	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX	0.00%	Clear Capital	XXX																																			3.0	3.5	XXX
XXX	2025070626	XXX	XXX	XXX	XXX	No	No	XXX	XXX														XXX	XXX			XXX																																			2.1	1.5
XXX	2025070627	XXX	XXX	XXX	XXX	No	No	XXX	XXX	XXX	XXX	0.00%	Clear Capital	XXX	2.5	Low Risk -The overall reliability of the report is adequate and the Appraiser's opinion of value is reasonable. Risk factors noted in Reconciliation - Subject &
																																																																Comparable Risk Indicators, as well as, Analysis Commentary.